Consolidated Statement of Changes in Shareholders’ Equity - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2019	$ 2,007	$ 9,300,657	$ (7,602,500)	$ 1,700,164
Balance (in Shares) at Dec. 31, 2019	20,067,371
Issuance of common stock for services	$ 161	1,005,495		1,005,656
Issuance of common stock for services (in Shares)	1,606,111
Issuance of common stock for conversion of convertible debenture and accrued interest	$ 318	532,494		532,812
Issuance of common stock for conversion of convertible debenture and accrued interest (in Shares)	3,192,466
Issuance of common stock for investment	$ 86	601,141		601,227
Issuance of common stock for investment (in Shares)	858,896
Derivative liability resolution		545,404		545,404
Net loss			(3,538,103)	(3,538,103)
Balance at Dec. 31, 2020	$ 2,572	11,985,191	(11,140,603)	847,160
Balance (in Shares) at Dec. 31, 2020	25,724,844
Issuance of common stock for services	$ 126	737,262		737,388
Issuance of common stock for services (in Shares)	1,257,300
Issuance of common stock for conversion of convertible debenture and accrued interest	$ 25	99,975		100,000
Issuance of common stock for conversion of convertible debenture and accrued interest (in Shares)	250,000
Issuance of common stock for investment	$ 112	633,293		633,405
Issuance of common stock for investment (in Shares)	1,121,071
Deemed dividend for downround provision in warrants		52,861	(52,861)
Net loss			(1,876,684)	(1,876,684)
Balance at Dec. 31, 2021	$ 2,835	13,508,582	(13,070,148)	441,269
Balance (in Shares) at Dec. 31, 2021	28,353,215
Issuance of common stock for services	$ 8	22,492		22,500
Issuance of common stock for services (in Shares)	75,000
Net loss			(649,643)	(649,643)
Balance at Mar. 31, 2022	$ 2,843	$ 13,531,074	$ (13,719,791)	$ (185,874)
Balance (in Shares) at Mar. 31, 2022	28,428,215